Federated Hermes Short-Term Income Fund
(formerly, Federated Short-Term Income Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
$248		FHLMC ARM, 2.362%, 10/1/2030	$247
266,127		FHLMC ARM, 3.601%, 3/1/2033	279,341
2,484		FHLMC ARM, 5.330%, 11/1/2030	2,664
		TOTAL	282,252
		Federal National Mortgage Association—0.1%
361,960		FNMA ARM, 2.134%, 8/1/2033	359,843
13,930		FNMA ARM, 2.535%, 10/1/2027	13,948
207,797		FNMA ARM, 2.679%, 5/1/2034	208,395
116,872		FNMA ARM, 2.706%, 4/1/2028	117,115
159,355		FNMA ARM, 2.904%, 5/1/2040	162,129
49,694		FNMA ARM, 2.904%, 5/1/2040	50,564
		TOTAL	911,994
		Government National Mortgage Association—0.0%
1,176		GNMA ARM, 3.000%, 1/20/2022	1,189
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,191,497)	1,195,435
		ASSET-BACKED SECURITIES—41.1%
		Auto Receivables—21.7%
2,901,168		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	2,901,389
6,224,506		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	6,250,654
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,133,908
3,174,238		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	3,209,022
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	5,092,799
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	2,978,997
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	2,010,996
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.494% (1-month USLIBOR +0.320%), 5/15/2023	4,507,875
5,000,000		BMW Vehicle Lease Trust 2018-1, Class A4, 3.360%, 3/21/2022	5,080,532
1,950,078		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	1,966,051
3,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	2,987,628
2,000,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	1,991,136
623,700		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	627,459
3,000,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	3,008,241
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,331,434
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,293,600
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,291,214
5,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	5,165,441
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.710%, 5/15/2029	4,041,489
2,100,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	2,101,456
2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4/15/2030	2,333,364
2,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,018,758
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,060,179
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,917,731
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,003,136
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,003,334

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	$994,671
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	994,561
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	997,034
7,000,000		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	7,076,984
2,000,000		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	2,021,970
6,000,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	6,007,538
1,334,191		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	1,349,142
5,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,041,437
5,100,000		Enterprise Fleet Financing LLC 2020-1, Class A3, 1.860%, 12/22/2025	5,225,057
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,986,860
10,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	10,231,669
6,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	5,992,081
2,650,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	2,645,108
4,750,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	4,760,183
3,175,000		Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	3,181,966
2,000,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	1,998,769
4,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	3,997,481
2,000,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	1,962,383
2,000,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	2,042,665
2,625,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,719,709
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.450%, 7/17/2023	2,523,295
2,900,000		GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,908,701
3,000,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,049,442
3,804,000		General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,529,549
6,000,000		Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	5,760,860
5,000,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,080,391
6,122,367		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	6,212,388
3,500,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	3,610,077
4,714,711		Honda Auto Receivables Owner Trust 2019-3, Class A2, 1.900%, 4/15/2022	4,753,379
2,400,988		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	2,414,860
4,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	4,054,385
3,000,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	2,968,997
4,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	3,944,790
1,500,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,526,507
2,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	2,062,880
2,000,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	2,013,549
4,000,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,058,469
150,000	[1]	Motor PLC 2017-1A, Class A1, 0.701% (1-month USLIBOR +0.530%), 9/25/2024	149,989
2,000,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class B, 0.971% (1-month USLIBOR +0.800%), 9/25/2023	2,004,007
2,250,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class C, 1.221% (1-month USLIBOR +1.050%), 9/25/2023	2,252,813
2,341,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class D, 1.721% (1-month USLIBOR +1.550%), 9/25/2023	2,343,926
2,400,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class B, 0.921% (1-month USLIBOR +0.750%), 5/25/2024	2,364,705
2,270,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class D, 1.621% (1-month USLIBOR +1.450%), 5/25/2024	2,249,324
4,000,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1 A, Class A, 1.125% (1-month USLIBOR +0.950%), 7/25/2025	4,001,200
1,318,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1 A, Class D, 3.075% (1-month USLIBOR +2.900%), 7/25/2025	1,318,395
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 0.774% (1-month USLIBOR +0.600%), 10/15/2023	3,887,000
4,350,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	4,423,917
7,000,000		Nextgear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	6,485,524
6,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.604% (1-month USLIBOR +0.430%), 11/15/2023	6,005,869

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,808,707		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	$1,817,693
1,779,597		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	1,790,121
4,000,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	4,092,738
7,000,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	7,131,131
3,275,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,287,879
4,530,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	4,507,328
6,500,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,505,444
2,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	2,040,772
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,057,574
3,270,000		Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	3,273,806
4,000,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	4,273,141
4,000,000		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	4,121,026
2,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	2,046,071
5,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	5,008,298
4,000,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	4,096,375
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	3,030,943
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,010,785
1,000,000		World Omni Auto Receivables Trust 2018-B, Class B, 3.170%, 1/15/2025	1,001,556
5,000,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	5,083,708
4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	4,079,194
4,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	4,074,035
4,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	3,949,808
6,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	6,097,360
		TOTAL	345,871,065
		Credit Card—11.0%
7,252,000		American Express Credit Account Master Trust 2017-6, Class B, 2.200%, 5/15/2023	7,273,855
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.724% (1-month USLIBOR +0.550%), 12/15/2025	9,848,748
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.744% (1-month USLIBOR +0.570%), 2/17/2026	2,952,873
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	13,328,744
8,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	8,237,418
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 0.504% (1-month USLIBOR +0.330%), 7/15/2024	10,022,558
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 0.804% (1-month USLIBOR +0.630%), 2/15/2024	8,033,081
3,700,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	3,806,392
6,000,000	[1]	Cards II Trust 2019-1A, Class A, 0.564% (1-month USLIBOR +0.390%), 5/15/2024	6,008,530
4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 0.374% (1-month USLIBOR +0.200%), 4/17/2023	4,008,333
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.502% (1-month USLIBOR +0.340%), 6/7/2025	7,028,680
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.534% (1-month USLIBOR +0.360%), 4/15/2025	5,010,753
4,000,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.564% (1-month USLIBOR +0.390%), 3/15/2026	4,004,998
3,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.360%, 10/16/2023	2,949,601
3,000,000		Evergreen Credit Card Trust 2019-3, Class C, 2.710%, 10/16/2023	2,949,565
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.950%, 3/15/2023	3,048,545
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	4,954,157
4,000,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	3,963,066
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,875,631
6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 0.634% (1-month USLIBOR +0.460%), 10/15/2024	5,982,772
7,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.694% (1-month USLIBOR +0.520%), 7/15/2024	7,714,346
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	2,883,019
1,500,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.669% (1-month USLIBOR +0.490%), 7/21/2024	1,493,062
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,569,015

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$5,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 0.659% (1-month USLIBOR +0.480%), 7/21/2022	$5,008,702
1,832,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	1,824,213
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,234,527
6,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 0.636% (1-month USLIBOR +0.450%), 9/18/2022	5,998,245
10,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 0.521% (1-month USLIBOR +0.350%), 9/26/2023	9,994,076
2,174,000		Trillium Credit Card Trust II 2019-1A, Class B, 3.522%, 1/26/2024	2,165,254
6,305,000		Trillium Credit Card Trust II 2019-1A, Class C, 3.915%, 1/26/2024	6,288,702
2,064,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	2,055,697
4,900,000		Trillium Credit Card Trust II 2020-1A, Class C, 2.628%, 12/26/2024	4,775,583
		TOTAL	175,292,741
		Equipment Lease—4.8%
1,054,133		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	1,049,652
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,125,714
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,094,955
4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,828,110
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,043,098
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,030,352
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,015,578
3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	3,233,988
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,627,392
860,000		Great America Leasing Receivable 2020-1, Class A3, 1.760%, 8/15/2023	853,854
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	1,001,887
2,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	2,704,949
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,036,436
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,248,233
7,000,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	6,932,078
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,511,355
2,111,314		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	2,136,042
2,000,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	2,010,313
3,000,000		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	3,006,190
282,438		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	282,977
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,175,127
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,569,400
5,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 0.674% (1-month USLIBOR +0.500%), 11/15/2022	5,513,374
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 0.694% (1-month USLIBOR +0.520%), 7/17/2023	3,983,922
		TOTAL	77,014,976
		Home Equity Loan—0.0%
8,320	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.654% (1-month USLIBOR +0.480%), 1/15/2028	6,548
2,088,010		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	315,743
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	322,291
		Other—3.6%
1,268,395	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.851% (1-month USLIBOR +0.680%), 10/25/2035	1,247,083
5,000,000		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	5,010,505
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,060,274
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/15/2023	4,391,377
3,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 0.724% (1-month USLIBOR +0.550%), 9/15/2023	2,991,941
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,319,072
2,059,729		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	2,130,842

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$346,057	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.771% (1-month USLIBOR +0.600%), 11/25/2027	$345,059
611,350		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	614,614
425,026	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.871% (1-month USLIBOR +0.700%), 3/26/2040	417,358
470,230	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.671% (1-month USLIBOR +0.500%), 11/26/2040	452,172
346,282	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.521% (1-month USLIBOR +0.350%), 2/25/2042	334,851
409,334		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	413,362
1,032,122		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	1,036,840
608,545		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	615,664
524,899		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	532,065
18,750		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	18,879
2,273,266		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	2,314,593
3,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	2,984,689
1,678,881	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.921% (1-month USLIBOR +0.750%), 9/25/2056	1,619,472
845,135		Verizon Owner Trust 2018-1A, Class A1A, 2.820%, 9/20/2022	856,634
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	5,957,108
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	2,030,375
2,500,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	2,572,354
3,000,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	3,089,260
4,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	4,316,548
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,205,751
		TOTAL	56,878,742
		Rate Reduction Bond—0.0%
698,677		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	688,854
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $654,504,716)	656,068,669
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.5%
		Federal Home Loan Mortgage Corporation—0.8%
736		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	769
8,003		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	8,911
28,964		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	30,934
23,558		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	24,538
15,881		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	16,776
604,253	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 0.474% (1-month USLIBOR +0.300%), 2/15/2036	603,737
68,435	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.634% (1-month USLIBOR +0.460%), 2/15/2034	68,800
185,311	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.574% (1-month USLIBOR +0.400%), 7/15/2036	185,690
86,155	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.924% (1-month USLIBOR +0.750%), 7/15/2036	87,346
312,865	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.084% (1-month USLIBOR +0.910%), 7/15/2037	318,436
10,379,488		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	10,776,929
95,112		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	122,786
		TOTAL	12,245,652
		Federal National Mortgage Association—0.2%
13,780	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.671% (1-month USLIBOR +0.500%), 8/25/2039	13,846
85		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	87
3,541		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	3,725
4,820	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	5,158
450	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%), 10/25/2023	468
1,714		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	1,811
68,492		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	75,344

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$37,576	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 0.671% (1-month USLIBOR +0.500%), 9/25/2032	$37,860
7,155		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	7,562
152,305	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.601% (1-month USLIBOR +0.430%), 6/25/2036	152,934
684,377	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.621% (1-month USLIBOR +0.450%), 7/25/2037	687,608
93,766	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.171% (1-month USLIBOR +1.000%), 6/25/2037	96,310
17,660	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.971% (1-month USLIBOR +0.800%), 5/25/2039	17,694
208,896	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 1.021% (1-month USLIBOR +0.850%), 4/25/2037	212,917
313,699	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 0.711% (1-month USLIBOR +0.540%), 7/25/2037	316,096
433,068	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 0.621% (1-month USLIBOR +0.450%), 3/25/2041	433,481
2,056,935	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 0.571% (1-month USLIBOR +0.400%), 2/25/2042	2,061,008
113		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	117
2,400		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	2,487
		TOTAL	4,126,513
		Government Agency—0.0%
6,952		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	6,952
		Government National Mortgage Association—0.5%
3,246,488	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.718% (1-month USLIBOR +0.540%), 7/20/2063	3,246,873
4,175,153	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.728% (1-month USLIBOR +0.550%), 7/20/2063	4,176,365
		TOTAL	7,423,238
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $23,386,999)	23,802,355
		NON-AGENCY MORTGAGE—1.9%
		Non-Agency Mortgage—1.9%
4,522		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.369%, 3/25/2033	4,563
4,800		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	4,933
5,216,138	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.809% (3-month USLIBOR +0.450%), 8/25/2060	5,209,837
3,041,368	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 0.695% (3-month USLIBOR +0.420%), 10/15/2054	3,041,420
3,240,000		Lanark Master Issuer PLC 2018-1A, Class 1A, 2.318%, 12/22/2069	3,239,929
2,800,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 0.778% (3-month USLIBOR +0.420%), 12/22/2069	2,799,734
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	4,057,748
1,250,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 0.655% (3-month USLIBOR +0.380%), 7/15/2058	1,249,525
125,068		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 0.289%, 9/25/2034	117,207
1,820,424		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,780,858
856,150		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	847,802
1,495,416		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,498,876
6,776,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.661% (3-month USLIBOR +0.390%), 1/21/2070	6,748,056
61,447		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	67,071
305,914	[1]	Washington Mutual 2006-AR15, Class 1A, 2.162% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	265,033
350,786	[1]	Washington Mutual 2006-AR17, Class 1A, 2.324% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	299,147
		TOTAL NON-AGENCY MORTGAGE (IDENTIFIED COST $31,353,129)	31,231,739
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.0%
		Commercial Mortgage—3.0%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.424% (1-month USLIBOR +1.250%), 7/15/2035	4,762,564
10,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.574% (1-month USLIBOR +1.400%), 11/15/2036	9,625,137
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.216% (1-month USLIBOR +1.030%), 12/19/2030	3,830,053
8,550,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.536% (1-month USLIBOR +1.350%), 12/19/2030	7,994,375
208,574		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	208,701

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	$11,863,051
4,993,554	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.978% (1-month USLIBOR +0.790%), 4/10/2046	5,012,599
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.380% (1-month USLIBOR +1.200%), 6/15/2045	5,018,100
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $49,653,091)	48,314,580
		CORPORATE BONDS—36.1%
		Capital Goods - Aerospace & Defense—1.0%
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,138,270
7,500,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	7,915,313
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	2,694,317
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,579,911
		TOTAL	16,327,811
		Capital Goods - Construction Machinery—0.2%
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,938,693
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,018,021
		TOTAL	3,956,714
		Capital Goods - Diversified Manufacturing—1.1%
6,550,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	6,780,977
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,112,738
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,086,099
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	782,422
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,537,544
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,657,608
		TOTAL	16,957,388
		Communications - Cable & Satellite—0.3%
4,170,000	[1]	Comcast Corp., Sr. Unsecd. Note, 0.905% (3-month USLIBOR +0.630%), 4/15/2024	4,194,538
		Communications - Media & Entertainment—0.6%
870,000		Fox Corp., Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	911,878
3,225,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 0.600% (3-month USLIBOR +0.250%), 9/1/2021	3,223,020
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	5,231,586
		TOTAL	9,366,484
		Communications - Telecom Wireless—0.6%
10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 1.260% (3-month USLIBOR +0.990%), 1/16/2024	10,042,580
		Communications - Telecom Wirelines—0.3%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 1.498% (3-month USLIBOR +1.180%), 6/12/2024	4,060,557
		Consumer Cyclical - Automotive—3.1%
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 0.644% (3-month USLIBOR +0.210%), 2/12/2021	4,000,610
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.808% (3-month USLIBOR +0.450%), 2/22/2021	1,997,627
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,108,537
1,760,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	1,942,130
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.818% (3-month USLIBOR +1.550%), 1/14/2022	3,636,337
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,201,113
2,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200%, 3/20/2023	2,900,895
2,965,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	3,025,087
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.936% (3-month USLIBOR +0.630%), 9/21/2021	4,882,462
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.150%, 9/28/2020	2,997,345
3,000,000		Toyota Motor Corp., Sr. Unsecd. Note, 3.183%, 7/20/2021	3,083,813
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	1,519,024
3,200,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.558% (3-month USLIBOR +0.125%), 8/13/2021	3,200,336

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.956% (3-month USLIBOR +0.690%), 1/11/2022	$5,029,837
1,200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	1,223,832
4,020,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	4,170,600
		TOTAL	48,919,585
		Consumer Cyclical - Retailers—0.5%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	1,476,171
2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 1.032% (3-month USLIBOR +0.720%), 3/9/2021	2,027,938
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,051,855
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,047,511
		TOTAL	8,603,475
		Consumer Cyclical - Services—0.6%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	1,500,372
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,999,424
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,867,914
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,832,521
		TOTAL	9,200,231
		Consumer Non-Cyclical - Food/Beverage—1.6%
2,875,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 1.092% (3-month USLIBOR +0.700%), 11/15/2021	2,875,346
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.282% (3-month USLIBOR +1.010%), 10/17/2023	1,405,641
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,336,189
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,263,596
5,450,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	5,482,089
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,648,511
		TOTAL	26,011,372
		Consumer Non-Cyclical - Health Care—0.7%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.347% (3-month USLIBOR +1.030%), 6/6/2022	4,519,800
6,250,000		DH Europe Finance II S.a r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	6,460,711
		TOTAL	10,980,511
		Consumer Non-Cyclical - Pharmaceuticals—1.2%
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.929% (3-month USLIBOR +0.620%), 6/10/2022	5,028,557
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.323% (3-month USLIBOR +1.010%), 12/15/2023	4,571,203
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,191,783
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,547,493
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,569,925
		TOTAL	19,908,961
		Consumer Non-Cyclical - Tobacco—0.2%
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,700,830
		Energy - Independent—0.6%
5,000,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	5,117,843
5,320,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 1.842% (3-month USLIBOR +1.450%), 8/15/2022	4,988,487
		TOTAL	10,106,330
		Energy - Integrated—1.6%
3,415,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	3,626,207
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 1.335% (3-month USLIBOR +0.950%), 5/16/2021	5,036,051
4,565,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	4,717,501
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,241,350
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	5,220,125
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,891,225

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$1,675,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	$1,762,249
		TOTAL	25,494,708
		Energy - Midstream—0.9%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,574,125
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,381,519
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 1.555% (3-month USLIBOR +1.280%), 1/15/2023	6,006,968
2,350,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.212% (3-month USLIBOR +0.900%), 9/9/2021	2,339,215
		TOTAL	14,301,827
		Energy - Oil Field Services—0.2%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,589,237
		Energy - Refining—0.1%
1,750,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	1,827,838
		Financial Institution - Banking—11.4%
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	1,433,091
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,793,894
5,000,000	[1]	Australia & New Zealand Banking Group Ltd New York, Unsecd. Note, 144A, 0.845% (3-month USLIBOR +0.460%), 5/17/2021	5,017,485
2,000,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.864% (3-month USLIBOR +0.490%), 11/21/2022	2,009,886
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.263% (3-month USLIBOR +1.000%), 4/24/2023	4,038,326
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 0.635% (3-month USLIBOR +0.380%), 1/23/2022	2,000,629
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,640,023
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	4,314,234
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.850%, 1/27/2023	2,071,441
5,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.625%, 5/1/2023	5,155,727
3,260,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.899% (Secured Overnight Financing Rate +0.800%), 3/17/2023	3,268,956
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	2,020,786
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	2,041,967
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 0.784% (3-month USLIBOR +0.350%), 2/12/2021	3,004,138
3,335,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	3,384,182
1,920,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.970% (Secured Overnight Financing Rate +0.870%), 11/4/2022	1,922,747
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	3,158,481
1,945,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	2,020,085
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,670,291
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.044% (3-month USLIBOR +0.730%), 6/11/2021	4,167,850
6,285,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	6,289,277
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	783,740
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.040% (3-month USLIBOR +0.780%), 10/31/2022	5,015,138
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.109% (3-month USLIBOR +0.750%), 2/23/2023	2,004,341
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.385% (3-month USLIBOR +1.000%), 5/18/2024	10,003,014
1,610,000		Huntington National Bank, Sr. Unsecd. Note, 1.800%, 2/3/2023	1,660,801
1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	1,147,444
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	10,239,251
1,470,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.808% (Secured Overnight Financing Rate +0.710%), 12/9/2022	1,471,922
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,576,250
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.995% (3-month USLIBOR +0.610%), 5/18/2022	3,015,660
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.990% (3-month USLIBOR +0.640%), 12/1/2021	1,500,191
4,345,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.800% (Secured Overnight Financing Rate +0.700%), 1/20/2023	4,356,738
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	914,559
4,120,000		National Australia Bank Ltd., Sr. Unsecd. Note, 1.875%, 12/13/2022	4,262,307

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	$7,787,136
9,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 0.742% (3-month USLIBOR +0.430%), 12/9/2022	9,025,096
1,310,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	1,333,600
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	3,025,663
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,977,056
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,468,179
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	5,056,037
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.978% (3-month USLIBOR +0.730%), 2/1/2022	4,034,308
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,209,889
1,605,000		State Street Corp., Sr. Unsecd. Note, 144A, 2.825%, 3/30/2023	1,666,835
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.744% (3-month USLIBOR +0.430%), 6/11/2021	6,020,659
3,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.841% (3-month USLIBOR +0.590%), 8/2/2022	3,012,980
3,200,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,333,532
2,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 1.750%, 4/21/2022	2,042,511
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.585% (3-month USLIBOR +0.310%), 1/15/2021	3,003,304
2,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	2,033,389
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	3,033,319
5,000,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.836% (3-month USLIBOR +0.570%), 1/11/2023	5,038,045
		TOTAL	181,476,390
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.681% (3-month USLIBOR +0.430%), 11/1/2021	5,010,884
		Financial Institution - Finance Companies—0.2%
1,820,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,854,663
1,430,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,454,334
		TOTAL	3,308,997
		Financial Institution - Insurance - Health—0.3%
2,360,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 0.949% (3-month USLIBOR +0.650%), 9/17/2021	2,360,265
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	2,066,133
		TOTAL	4,426,398
		Financial Institution - Insurance - Life—1.5%
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,284,564
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	2,004,700
1,190,000		Met Life Glob Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	1,234,674
2,380,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.670% (Secured Overnight Financing Rate +0.570%), 9/7/2020	2,380,973
1,250,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,299,541
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	4,151,194
3,750,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.456% (3-month USLIBOR +0.160%), 10/1/2020	3,751,324
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.829% (3-month USLIBOR +0.520%), 6/10/2022	3,017,836
3,750,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	3,801,217
		TOTAL	23,926,023
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.185% (3-month USLIBOR +0.910%), 7/15/2027	909,283
		Financial Institution - REIT - Office—0.0%
230,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	255,521
		Technology—2.7%
6,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	6,077,943
3,270,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	3,367,768
5,000,000		Automatic Data Processing, Inc., 2.250%, 9/15/2020	5,002,997
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.250%, 11/15/2023	4,338,899

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,430,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.700%, 4/15/2025	$1,636,872
2,500,000		Dell International LLC/EMC Corp., 144A, 4.000%, 7/15/2024	2,713,274
2,985,000		Dell International LLC/EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	3,482,633
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 1.262% (3-month USLIBOR +0.870%), 8/15/2021	4,563,233
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	2,132,926
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,770,123
5,000,000		IBM Credit Corp., Sr. Unsecd. Note, 3.600%, 11/30/2021	5,225,540
1,535,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,603,771
		TOTAL	42,915,979
		Transportation - Airlines—0.4%
5,385,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	5,654,684
		Transportation - Services—0.7%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,112,190
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,793,913
820,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	842,101
1,925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	1,972,373
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	3,269,792
		TOTAL	11,990,369
		Utility - Electric—2.5%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,556,388
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	3,015,238
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	3,117,573
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 0.696% (3-month USLIBOR +0.400%), 6/25/2021	5,015,461
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,142,336
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	5,569,452
2,370,000		Florida Power & Light Co., Sr. Unsecd. Note, 0.641%, 7/28/2023	2,371,557
3,385,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	3,459,054
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	1,932,850
1,565,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	1,717,378
1,130,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	1,132,610
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,594,439
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	1,499,440
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,273,475
		TOTAL	39,397,251
		Utility - Natural Gas—0.6%
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	7,522,532
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 0.775% (3-month USLIBOR +0.500%), 1/15/2021	2,890,808
		TOTAL	10,413,340
		TOTAL CORPORATE BONDS (IDENTIFIED COST $559,939,912)	576,236,096
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
1		Federal Home Loan Mortgage Corp., Pool A01858, 8.500%, 7/1/2021	1
1,017		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	1,044
		TOTAL	1,045
		Federal National Mortgage Association—0.0%
40,498		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	47,845
		Government National Mortgage Association—0.0%
4,555		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	4,842

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$4,000		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	$4,477
		TOTAL	9,319
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $52,556)	58,209
		FOREIGN GOVERNMENT/AGENCY—0.2%
		Supranational—0.2%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,998,636)	3,013,590
		U.S. TREASURIES—4.7%
		U.S. Treasury Notes—4.7%
10,000,000	[1]	United States Treasury Floating Rate Notes, 0.405% (91-day T-Bill +0.300%), 8/4/2020	10,032,802
40,000,000		United States Treasury Note, 2.125%, 2/29/2024	42,819,192
20,000,000	[3]	United States Treasury Note, 2.500%, 2/28/2026	22,457,404
		TOTAL U.S. TREASURIES (IDENTIFIED COST $69,906,557)	75,309,398
		INVESTMENT COMPANIES—11.3%
3,164,286		Federated Bank Loan Core Fund	29,396,217
84,157,312		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[4]	84,207,807
3,386,608		Federated Mortgage Core Portfolio	34,306,334
5,176,861		High Yield Bond Portfolio	31,837,695
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $180,143,303)	179,748,053
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,573,130,396)	1,594,978,124
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	1,558,713
		TOTAL NET ASSETS—100%	$1,596,536,837
At July 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures
[6]United States Treasury Note 2-Year Long Futures	300	$66,295,313	September 2020	$67,768
[6]United States Treasury Note 5-Year Long Futures	300	$37,837,500	September 2020	$198,517
[6]United States Treasury Note 10-Year Long Futures	50	$7,003,906	September 2020	$59,258
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$325,543
The average notional value of long futures contracts held by the Fund throughout the period was $136,277,149. This is based on the contracts held as of each month-end throughout the three-month period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
Affiliates	Balance of Shares Held 4/30/2020	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Federated Bank Loan Core Fund	2,008,025	1,156,261	—	3,164,286	$29,396,217	$876,006	$—	$209,028
Federated Hermes Government Obligations Fund, Premier Shares*	210,630	750,400	(961,030)	—	$—	N/A	N/A	$44
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	160,902,684	175,426,415	(252,171,787)	84,157,312	$84,207,807	$(41,929)	$88,746	$87,049
Federated Mortgage Core Portfolio	3,363,378	23,230	—	3,386,608	$34,306,334	$(67,274)	$—	$235,318
High Yield Bond Portfolio	3,399,656	1,777,205	—	5,176,861	$31,837,695	$1,727,076	$—	$334,570
TOTAL OF AFFILIATED TRANSACTIONS	169,884,373	179,133,511	(253,132,817)	95,885,067	$179,748,053	$2,493,879	$88,746	$866,009
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’

policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,195,435	$—	$1,195,435
Asset-Backed Securities	—	656,068,669	0	656,068,669
Collateralized Mortgage Obligations	—	23,802,355	—	23,802,355
Non-Agency Mortgage	—	31,231,739	—	31,231,739
Commercial Mortgage-Backed Securities	—	48,314,580	—	48,314,580
Corporate Bonds	—	576,236,096	—	576,236,096
Mortgage-Backed Securities	—	58,209	—	58,209
Foreign Government/Agency	—	3,013,590	—	3,013,590
U.S. Treasuries	—	75,309,398	—	75,309,398
Investment Companies	179,748,053	—	—	179,748,053
TOTAL SECURITIES	$179,748,053	$1,415,230,071	$0	$1,594,978,124
Other Financial Instruments[1]
Assets	$325,543	$—	$—	$325,543
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$325,543	$—	$—	$325,543
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit